SCHEDULE OF OPTION ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding Beginning	2,430,900
Weighted Average Exercise Price, Outstanding Beginning	$ 4.19
Number of Shares, Granted	108,040	2,239,129
Weighted Average Exercise Price, Granted	$ 8.10	$ 4.55
Weighted Average Grant Date Fair Value, Granted	$ 4.18	$ 2.30
Number of Shares, Forfeited	(30,387)
Weighted Average Exercise Price, Forfeited	$ 3.70
Number of Shares, Outstanding Ending	2,508,553	2,430,900
Weighted Average Exercise Price, Outstanding Ending	$ 4.32	$ 4.19
Weighted Average Grant Date Fair Value, Outstanding Ending	$ 2.19	$ 2.11	$ 0.22
Weighted Average Remaining Contractual Term (in years)	8 years 9 months 3 days	9 years 2 months 23 days	8 years 9 months
Number of Shares, Vested and expected to vest	2,508,553
Weighted Average Exercise Price, Vested and expected to vest	$ 4.32
Weighted Average Grant Date Fair Value, Vested and expected to vest	$ 2.19
Weighted Average Remaining Contractual Term, Vested and expected to vest (in years)	8 years 9 months 3 days	9 years 2 months 23 days
Number of Shares, Exercisable	1,915,797
Weighted Average Exercise Price, Exercisable	$ 3.87
Weighted Average Grant Date Fair Value, Exercisable	$ 1.90	$ 1.81
Weighted Average Remaining Contractual Term, Exercisable (in years)	8 years 8 months 12 days	9 years 1 month 24 days